Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2020
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2018	2019	2020
		(in thousands)
Current
Government grant advances	16.1	$58	$349	$693
Research project financing	16.2	172	674	1,288
Government loans	16.2	458	449	1,886
Total current portion		$688	$1,472	$3,867
Non-current
Government grant advances	16.1	$86	$510	$642
Research project financing	16.2	4,274	4,652	4,625
Government loans	16.3	819	348	4,611
Accrued interest	16.2	495	640	1,325
Total non-current portion		$5,674	$6,150	$11,203